Initial Public Offering (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
Schedule of Common Stock Reflected on the Balance Sheet	As of September 30, 2023, and December 31, 2022, the common stock reflected on the balance sheet is reconciled in the following table.
	As of September 30, 2023	As of December 31, 2022
Gross proceeds	$97,750,000	$97,750,000
Less:
Proceeds allocated to Warrants issued in IPO	(1,055,700)	(1,055,700)
Proceeds allocated to Rights issued in IPO	(1,270,750)	(1,270,750)
Offering costs of Public Units	(5,824,123)	(5,824,123)
Redemption	(50,225,065)	—
Plus:
Accretion of carrying value to redemption value	13,830,136	10,472,899
Common stock subject to possible redemption	$53,204,498	$100,072,326

Schedule of common stock reflected on the balance sheet
As of December 31, 2022
(Restated)
Gross proceeds	$97,750,000
Less:
Proceeds allocated to Warrants issued in IPO	(1,055,700)
Proceeds allocated to Rights issued in IPO	(1,270,750)
Offering costs of Public Units	(5,824,123)
Plus:
Accretion of carrying value to redemption value	10,472,899
Common stock subject to possible redemption	$100,072,326